Supplement Dated February 27, 2007 to the Prospectus and Statement of Additional
Information Dated May 1, 2006

Hartford Life Insurance Company Separate Account Seven:

Hartford Leaders (Series I/IR)	File No. 333-069475
Hartford Leaders Solution (Series I/IR)	File No. 333-069475
Hartford Leaders Elite (Series I/IR)	File No. 333-069475
Hartford Leaders Access (Series I/IR)	File No. 333-070153
Hartford Leaders Edge (Series I/IR)	File No. 333-068463
Hartford Leaders Plus (Series I/IR)	File No. 333-091927
Hartford Leaders Elite Plus (Series I/IR)	File No. 333-091927
Hartford Leaders Solution Plus (Series I/IR)	File No. 333-091927
Hartford Leaders Outlook (Series I/IR)	File No. 333-040414
Hartford Leaders Elite Outlook (Series I/IR)	File No. 333-040414
Hartford Leaders Solution Outlook (Series I/IR)	File No. 333-040414
Huntington Hartford Leaders Outlook (Series I)	File No. 333-040414
Classic Hartford Leaders Outlook (Series I)	File No. 333-040414

Hartford Life and Annuity Insurance Company Separate Account Seven:

Hartford Leaders (Series I/IR)	File No. 333-076419
Hartford Leaders Solution (Series I/IR)	File No. 333-076419
Hartford Leaders Access (Series I/IR)	File No. 333-076425
Hartford Leaders Edge (Series I/IR)	File No. 333-076423
Hartford Leaders Plus (Series I/IR)	File No. 333-091921
Hartford Leaders Solution Plus (Series I/IR)	File No. 333-091921
Hartford Leaders Outlook (Series I/IR)	File No. 333-040410
Hartford Leaders Elite Outlook (Series I/IR)	File No. 333-040410
Hartford Leaders Solution Outlook (Series I/IR)	File No. 333-040410
Hartford Leaders Vision (Series I/IR)	File No. 333-095785

Supplement Dated February 27, 2007 to your Prospectus

On March 21, 2007, shareholders will vote on the proposed conversion of the Franklin Real Estate Fund from a domestic real estate fund to a global real estate fund.  If the proposed conversion is approved, effective May 1, 2007, the following changes will take place in your prospectus:

The Franklin Real Estate Fund will change its name to the Franklin Global Real Estate Securities Fund.  All references to the Franklin Real Estate Fund in the prospectus are deleted.

If the proposed conversion is approved, the information for the Franklin Real Estate Fund Sub-Account in the table under “The Funds” in the “General Contract Information” section of the prospectus is deleted and replaced with the following:

Funds	Advisor	Objective Summary

Franklin Global Real Estate Securities Fund Sub-Account (formerly Franklin Real Estate Fund Sub-Account) which purchases Class 2 shares of the Franklin Global Real Estate Securities Fund of the Franklin Templeton Variable Insurance Products Trust (Closed to Contracts issued on or after May 2, 2002)

	Franklin Templeton Institutional, LLC; sub-advised by Franklin Advisers, Inc.	High total return

If the proposed conversion is approved, the Franklin Global Real Estate Securities Fund investment management fee may increase.

This supplement should be retained with the prospectus for future reference.

HV-6089

Supplement Dated February 27, 2007 to your Statement of Additional Information

On March 21, 2007, shareholders will vote on the proposed conversion of the Franklin Real Estate Fund from a domestic real estate fund to a global real estate fund.  If the proposed conversion is approved, effective May 1, 2007, the following changes will take place in your statement of additional information:

The Franklin Real Estate Fund will change its name to the Franklin Global Real Estate Securities Fund.  All references to the Franklin Real Estate Fund in the statement of additional information are deleted.

This supplement should be retained with the Statement of Additional Information for future reference.

HV-6090